Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurement
The authoritative guidance for fair value measurements establishes a three-tier fair value hierarchy, which prioritizes the inputs used to measure fair value. These tiers include:

•	Level 1 – Inputs represent unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs include quoted prices for similar assets and liabilities in active markets that are either directly or indirectly observable; and

•	Level 3 – Inputs are unobservable and considered significant to fair value measurement.
A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the classification of assets and liabilities within the fair value hierarchy.
We believe the carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments would be classified as Level 1 under the fair value hierarchy.
The recorded value of the amounts outstanding under the credit facility approximates its fair value, as interest rates are variable, based on prevailing market rates and the short-term nature of borrowings and repayments under the credit facility. Our existing revolving credit facility would be classified as Level 1 under the fair value hierarchy.
The fair value of all derivatives instruments is estimated using a market valuation methodology based upon forward commodity price curves, volatility curves as well as other relevant economic measures, if necessary. Discount factors may be utilized to extrapolate a forecast of future cash flows associated with long dated transactions or illiquid market points. The inputs are obtained from independent pricing services, and we have made no adjustments to the obtained prices.
We have consistently applied these valuation techniques in all periods presented and believe we have obtained the most accurate information available for the types of derivatives contracts held. We will recognize transfers between levels at the end of the reporting period for which the transfer has occurred. We recognized transfers out of Level 3 into Level 2 as a result of changes in tenure and market points of certain contracts in the amount of $1.0 million for the year ended December 31, 2012. There were no such transfers for years ended December 31, 2011.
Fair Value of Financial Instruments
The following table sets forth by level within the fair value hierarchy, our net derivative assets (liabilities) that were measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Carrying Amount	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
		(in thousands)
Commodity derivative asset (liability), net
December 31, 2012	$969	$—	$969	$—	$969
December 31, 2011	$(179)	$—	$—	$(179)	$(179)

Changes in Level 3 Fair Value Measurements
The table below includes a roll forward of the balance sheet amounts (including the change in fair value) for financial instruments classified within Level 3 of the valuation hierarchy. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources). Contracts classified as Level 3 are valued using internally developed price inputs and curves constructed as a result of the long dated nature of the transactions or the illiquidity of the market points. Contracts classified as Level 2 are valued using inputs and curves that are supported and available from public markets to the extent that the markets or the relevant settlement periods are liquid:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Fair value asset (liability), beginning of period	$(179)	$—
Realized gain (loss) on early termination of commodity derivatives	—	(2,998)
Realized gain (loss) on expiration of commodity put contract	—	(308)
Unrealized gain (loss) on commodity derivatives	992	(541)
Purchases	156	670
Settlements	—	2,998
Transfers out of Level 3 (a)	(969)	—
Fair value asset (liability), end of period	$—	$(179)
(a)Amounts transferred out are reflected at fair value as of the end of the period

Also included in revenue were $2.4 million, $(1.6) million, and zero in realized gains (losses) for the years ended December 31, 2012, 2011, and 2010, respectively, representing our commodity derivative settlements.